Revenue (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Rendering of services
Service revenue	₨ 25,329,497		₨ 21,718,351	₨ 20,449,123
Installation service revenue	330,129		317,395	676,658
Revenue from rendering of services	25,659,626	$ 338,486	22,035,746	21,125,781
Sale of products	1,366,049	18,020	2,283,796	1,826,286
Revenue	₨ 27,025,675	$ 356,506	₨ 24,319,542	₨ 22,952,067